PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

As of September 30, 2021 and December 31, 2020 the Company had $6,320 and $8,480 in property and equipment, all located at its Bari location in Italy. As of March 31, 2021 all property and equipment and leaseholds at its US locations had been fully depreciated.